Vanguard® Variable Annuity

Issued by

Peoples Benefit Life Insurance Company

SUPPLEMENT DATED OCTOBER 8, 2004

TO THE PROSPECTUSES DATED AUGUST 19, 2004

The following hereby amends, and to the extent inconsistent replaces, the corresponding Condensed Financial Information of the prospectus:

CONDENSED FINANCIAL INFORMATION

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount are as follows:

For the period April 29, 1991, through December 31, 2003

	Money Market	Short-Term Investment- Grade*	Total Bond Market Index	High Yield Bond	Balanced	Equity Income	Diversified Value
Accumulation unit value as of:
Start Date**	1.000	10.000	10.000	10.000	10.000	10.000	10.000
12/31/1991	1.032	—	11.027	—	10.802	—	—
12/31/1992	1.064	—	11.656	—	11.514	—	—
12/31/1993	1.091	—	12.695	—	12.961	10.488	—
12/31/1994	1.130	—	12.290	—	12.815	10.304	—
12/31/1995	1.191	—	14.437	—	16.885	14.239	—
12/31/1996	1.250	—	14.882	10.871	19.532	16.820	—
12/31/1997	1.314	—	16.219	12.135	23.946	22.503	—
12/31/1998	1.381	—	17.546	12.576	26.729	26.365	—
12/31/1999	1.447	10.180	17.343	12.892	27.774	25.617	8.662
12/31/2000	1.536	10.974	19.237	12.579	30.541	28.424	10.879
12/31/2001	1.596	11.790	20.754	12.942	31.781	27.324	10.918
12/31/2002	1.618	12.488	22.400	13.098	29.537	23.481	9.333
12/31/2003	1.630	12.892	23.231	15.262	35.471	29.131	12.201

Number of units outstanding as of:
12/31/1991	32,495	—	2,122	—	3,395	—	—
12/31/1992	75,564	—	4,417	—	8,682	—	—
12/31/1993	109,190	—	6,592	—	16,164	6,411	—
12/31/1994	154,415	—	6,589	—	16,429	6,089	—
12/31/1995	183,867	—	8,684	—	17,021	7,355	—
12/31/1996	246,219	—	9,395	3,042	17,307	9,260	—
12/31/1997	282,813	—	12,403	7,810	19,528	13,361	—
12/31/1998	387,603	—	18,252	10,817	21,507	15,409	—
12/31/1999	456,736	3,165	17,857	10,721	20,007	14,334	3,397
12/31/2000	528,543	6,000	18,332	9,742	16,672	11,262	5,810
12/31/2001	565,875	11,127	23,531	11,874	18,322	11,746	13,973
12/31/2002	546,943	18,963	26,190	12,440	19,265	11,584	14,046
12/31/2003	418,859	22,495	20,899	14,778	20,537	11,735	16,476
(Units are shown in thousands)

*	Prior to August 19, 2004, this Portfolio was known as the Short-Term Corporate Portfolio.

**	Date of commencement of operations for the Total Bond Market Index and Equity Index Subaccounts was April 29, 1991; for the Money Market Subaccount was May 2, 1991; for the Balanced Subaccount was May 23, 1991; for the Equity Income and Growth Subaccounts was June 7, 1993; for the International Subaccount was June 3, 1994; for the High Yield Bond and Small Company Growth Subaccounts was June 3, 1996; for the Short-Term Investment-Grade, Diversified Value, Mid-Cap Index, and REIT Index Subaccounts was February 8, 1999; and for the Total Stock Market Index and Capital Growth Subaccounts was May 1, 2003.

(over, please)

For the period April 29, 1991, through December 31, 2003

	Total Stock Market Index	Equity Index	Mid-Cap Index	Growth	Capital Growth	Small Company Growth	International	REIT Index
Accumulation unit value as of:
Start Date*		10.00	10.000	10.000	—	10.000	10.000	10.000
12/31/1991	—	11.275	—	—	—	—	—	—
12/31/1992	—	12.039	—	—	—	—	—	—
12/31/1993	—	13.144	—	10.569	—	—	—	—
12/31/1994	—	13.224	—	10.964	—	—	10.128	—
12/31/1995	—	18.073	—	15.089	—	—	11.678	—
12/31/1996	—	22.098	—	19.057	—	9.725	13.319	—
12/31/1997	—	29.301	—	24.034	—	10.970	13.708	—
12/31/1998	—	37.565	—	33.697	—	11.792	16.226	—
12/31/1999	—	45.300	12.454	41.101	—	18.957	20.265	9.738
12/31/2000	—	41.052	14.640	32.753	—	21.872	18.834	12.251
12/31/2001	—	35.987	14.510	22.246	—	23.013	15.272	13.691
12/31/2002	—	27.936	12.339	14.211	—	17.420	12.596	14.124
12/31/2003	12.559	35.781	16.492	17.870	12.739	24.501	16.939	19.078

Number of units outstanding as of:
12/31/1991	—	2,311	—	—	—	—	—	—
12/31/1992	—	9,645	—	—	—	—	—	—
12/31/1993	—	12,971	—	4,879	—	—	—	—
12/31/1994	—	13,676	—	8,004	—	—	6,818	—
12/31/1995	—	16,292	—	11,857	—	—	8,146	—
12/31/1996	—	19,360	—	15,744	—	5,362	12,435	—
12/31/1997	—	28,886	—	18,975	—	11,350	14,597	—
12/31/1998	—	28,884	—	23,656	—	11,841	14,564	—
12/31/1999	—	33,247	5,746	26,900	—	14,077	15,970	2,281
12/31/2000	—	31,161	13,486	27,577	—	19,483	17,227	4,174
12/31/2001	—	29,786	16,068	23,721	—	19,007	14,988	6,433
12/31/2002	—	28,067	17,688	19,903	—	18,622	14,564	10,127
12/31/2003	10,334	28,896	18,660	19,387	4,000	20,365	16,374	11,626
(Units are shown in thousands)

*	Date of commencement of operations for the Total Bond Market Index and Equity Index Subaccounts was April 29, 1991; for the Money Market Subaccount was May 2, 1991; for the Balanced Subaccount was May 23, 1991; for the Equity Income and Growth Subaccounts was June 7, 1993; for the International Subaccount was June 3, 1994; for the High Yield Bond and Small Company Growth Subaccounts was June 3, 1996; for the Short-Term Investment-Grade, Diversified Value, Mid-Cap Index, and REIT Index Subaccounts was February 8, 1999; and for the Total Stock Market Index and Capital Growth Subaccounts was May 1, 2003.